OTHER CURRENT LIABILITIES - Summary of Other Current Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Abstract]
Contract liabilities	$ 2,109	$ 3,690
Dividend payable	220	220	$ 291
Provisions	18	0
Onerous contracts provisions	184	2,306
Other current liabilities	1,741	1,019
Total	$ 4,272	$ 7,235